Employee Benefits - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 135	$ 109	$ 232	$ 205
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	123	95	203	178
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	4	4	7	8
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 8	$ 10	22	$ 19
Expected additional contribution for remainder of year [member] | Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan			194
Expected additional contribution for remainder of year [member] | Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Contributions to plan			7
Expected additional contribution for remainder of year [member] | Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan			$ 21